Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Net sales	$ 9,630	$ 10,262	$ 8,465
Other revenues	105	84	45
Net revenues	9,735	10,346	8,510
Cost of sales	(6,161)	(6,331)	(5,884)
Gross profit	3,574	4,015	2,626
Selling, general and administrative	(1,210)	(1,175)	(1,159)
Research and development	(2,352)	(2,350)	(2,365)
Other income and expenses, net	109	90	166
Impairment, restructuring charges and other related closure costs	(75)	(104)	(291)
Operating income (loss)	46	476	(1,023)
Other-than-temporary impairment charge and realized gains (losses) on financial assets	318		(140)
Interest income (expense), net	(25)	(3)	9
Earnings (loss) on equity-method investments and gain on investment divestiture	(28)	242	(337)
Gain (loss) on financial instruments, net	25	(24)	(5)
Income (loss) before income taxes and noncontrolling interest	336	691	(1,496)
Income tax benefit (expense)	(181)	(149)	95
Income (loss)	155	542	(1,401)
Net loss (income) attributable to noncontrolling interest	495	288	270
Net income (loss) attributable to parent company	$ 650	$ 830	$ (1,131)
Earnings (loss) per share (Basic) attributable to parent company stockholders	$ 0.74	$ 0.94	$ (1.29)
Earnings (loss) per share (Diluted) attributable to parent company stockholders	$ 0.72	$ 0.92	$ (1.29)